SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

Efforts to recover the Company’s misplaced digital assets (the “Recovery Proceeding”)

On February 4, 2024, the Yancheng Public Security Bureau replied to us with a “Criminal Compensation Review Decision”, supporting the actions of the Sheyang County Public Security Bureau and rejecting the Company’s national compensation application. Yancheng Public Security Bureau also believes that because they suspect that the crypto assets owned by the Company may be related to the suspect of the case they are investigating, and the Company can only apply for the national compensation after the relevant case is ended.

It is obvious that the Yancheng Public Security Bureau has ignored the fact that the Sheyang County Public Security Bureau’s seizure of the Company’s crypto assets lacks legal basis. Therefore, in accordance with the national compensation procedure, the Company mailed the relevant materials to the National Compensation Commission of Yancheng Intermediate People’s Court on March 1, 2024, and applied to the National Compensation Commission of Yancheng Intermediate People’s Court for a compensation decision.

As of now, the Company is still attempting to recover those lost crypto assets through administrative appeals.

The amendment of the Securities Purchase Agreement for the Unsecured Convertible Promissory Note of $9 million

The Company and the Viner Total Investments Fund (the “Holder”) have entered into a Securities Purchase Agreement dated January 31, 2023, pursuant to which the Company issued an Unsecured Convertible Promissory Note with issuance dated February 2, 2023 (the “Note”, as amended in accordance with this Agreement) to the Holder.

On February 2, 2024, the Company and the Holder entered into an amendment agreement of the Securities Purchase Agreement. The Company and the Holder desire to amend the terms of the Note, pursuant to which the Company shall repay $1,500,000 of the original U.S.$9,000,000 principal amount to the Holder in consideration of amending certain terms of the Note. The Adjusted Principal Amount of U.S.$7,500,000 from February 2, 2024 to February 1, 2025 (the “Maturity Date”), both at an annual rate of 5%, until the repayment of the Note unless converted into ordinary shares of the Company in accordance with the agreed conversion conditions. Interest on this Note shall be computed on the basis of a 365-day year and actual days elapsed. Interest accrued on this Note shall be payable in arrears on the Maturity Date of this Note and shall be forgiven and waived by the Holder upon conversion of the Note. No more interest shall accrue on the Accrued Interest of the Original Note from the date hereof until the Maturity Date.

As of February 29, 2024, we have paid the interest of $450,000 for the period from February 2, 2023 to February 1, 2024, and repaid the principal of $1.5 million.

The cancellation of the Mining Machine Sale Contract between the Company and Jinhe Capital Limited

On March 10, 2024, the Company and Jinhe Capital Limited (“Jinhe”) entered into a Cancellation Agreement. According to the Cancellation Agreement, the original contract (under which Jinhe agreed to sell and the Company agreed to purchase 5,000 pieces of Antminer S19 PRO for a total amount of $9 million) and the amendment (reducing the quantity from 5,000 pieces to 2,000 pieces of Antminer S19 PRO), were cancelled and terminated in its entirety. Both Jinhe and the Company release each other from all obligations under the original contract and the amendment.